Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 974,999,901.53
Previously Paid Amount	0.00
Total Fee Amount	134,647.49
Total Offset Amount	0.00
Net Fee	$ 134,647.49
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A